Organization and Business Description (Details) - Schedule of cash flow - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 6,769,950	$ 1,213,794
Net cash used in investing activities	(6,137,098)	(3,525,061)
Net cash provided by financing activities	$ 119,996	$ 238,128